Stockholders' Equity (Details Narrative) (10-K) - USD ($)																				1 Months Ended		2 Months Ended			3 Months Ended				4 Months Ended	12 Months Ended
	Aug. 31, 2020	Jul. 31, 2020	Jul. 29, 2020	Jul. 29, 2020	Jul. 01, 2020	Jun. 04, 2020	Jun. 04, 2020	Jun. 02, 2020	May 07, 2020	May 07, 2020	May 04, 2020	Apr. 09, 2020	Mar. 11, 2020	Sep. 30, 2019	Sep. 16, 2019	Jul. 30, 2019	Mar. 27, 2019	Sep. 13, 2017	Aug. 22, 2017	Jun. 18, 2020	Jun. 15, 2020	Aug. 07, 2020	Jul. 31, 2020	Jul. 29, 2020	Sep. 01, 2020	Aug. 31, 2020	Aug. 20, 2020	Aug. 31, 2019	May 31, 2019	May 31, 2020	May 31, 2019	Aug. 17, 2020	Aug. 16, 2020	Aug. 10, 2020	Aug. 01, 2020	Jul. 02, 2020	Apr. 29, 2020	Feb. 28, 2019	Nov. 09, 2018
Class of Stock [Line Items]
Preferred stock, authorized	1,000,000																									1,000,000			1,000,000	1,000,000	1,000,000
Preferred stock, par value	$ 0.0001																									$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, issued
Preferred stock, outstanding
Common stock, authorized	36,000,000																									36,000,000			20,000,000	36,000,000	20,000,000	36,000,000	20,000,000
Common stock, par value	$ 0.0001																									$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Common stock holders rights																										One vote for each share.				One vote for each share.
Common stock, issued	9,329,190																									9,329,190			7,003,975	7,988,975	7,003,975
Common stock, outstanding	9,329,190																									9,329,190			7,003,975	7,988,975	7,003,975
Number of shares of common stock restricted					150,000																						150,000
Share price					$ 1.84	$ 1.16	$ 1.16
Proceeds from issuance of common stock							$ 100,000
Number of shares purchased														6,465,617
Number of common stock shares issued				757,000																						250,000
Debt instrument, default interest rate																																				10.00%
Number of common stock not issued yet																														$ 75,000
Stock-based compensation																										$ 150,095		$ 45,000
Maximum [Member]
Class of Stock [Line Items]
Common stock, authorized																																36,000,000
Private Placement [Member]
Class of Stock [Line Items]
Number of shares purchased																		7,000								254,500				254,500
Warrants exercise price per share																													$ 4.00		$ 4.00
Warrant term																													5 years		5 years
Warrants issued														261,500															962,500		962,500
Private Placement [Member] | Accredited Investors [Member]
Class of Stock [Line Items]
Number of shares purchased																															962,500
Number of sale of stock, value																															$ 1,925,000
Number of common stock not issued yet																																						$ 50,000
Common stock exchanged for warrants description																													(i) one share of common stock, par value $0.0001 per share of the Company (the "Common Stock") and (ii) a warrant to purchase one share of common Stock, exercisable at a price of $4.00 per share, exercisable at any time within five years of issuance (each, a "Warrant") as provided for in the Company's Term Sheet for Unit Offering dated February 6, 2019 (the "Term Sheet").
Warrants exercise price per share																																						$ 4.00
Warrant term																																						5 years
Private Placement [Member] | Maximum [Member] | Accredited Investors [Member]
Class of Stock [Line Items]
Number of shares of common stock restricted																									5,000
Share price																																						$ 2.00
Number of shares purchased																													1,000,000
Number of sale of stock, value																													$ 2,000,000
Initial Public Offering [Member]
Class of Stock [Line Items]
Number of shares purchased																			5,000,000											250,000
Number of sale of stock, value																														$ 100
Warrants exercise price per share																			$ 0.01										$ 11.50		$ 11.50
Warrant term																													5 years		5 years
Warrants issued														5,200,000															5,461,500		5,461,500								5,461,500
Subsequent Event [Member]
Class of Stock [Line Items]
Debt instrument, face amount						$ 100,000	$ 100,000
Number of common stock shares issued						85,905															25,000
Debt conversion, principal amount						$ 100,000
Subsequent Event [Member] | Restricted Stock [Member]
Class of Stock [Line Items]
Number of common stock shares issued																								150,000
10% Fixed Convertible Promissory Note [Member]
Class of Stock [Line Items]
Debt instrument, face amount																																				$ 152,500
Debt instrument, default interest rate																																				10.00%
Harbor Gates Capital, LLC [Member] | 10% Fixed Convertible Promissory Note [Member]
Class of Stock [Line Items]
Number of shares of common stock restricted											10,000
Share price											$ 0.99																										$ 0.99
Debt instrument, face amount											$ 152,500																										$ 152,000
Debt instrument, default interest rate																																					10.00%
Common Stock Purchase Agreement [Member] | Triton Funds LP [Member]
Class of Stock [Line Items]
Stock issued during period, shares, acquisitions												125,000
Number of shares of common stock restricted												125,000	5,000
Share price												$ 0.70	$ 1.18
Proceeds from issuance of common stock												$ 87,700
Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Share price																																		$ 0.91
Debt instrument, face amount																																		$ 333,333
Debt instrument, default interest rate																																		12.00%
Securities Purchase Agreement [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Debt instrument, face amount																				$ 550,000
Number of common stock shares issued																				55,000
Debt instrument, default interest rate																				12.00%
Marketing Agreement [Member]
Class of Stock [Line Items]
Share price																																			$ 1.10
Marketing Agreement [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Number of common stock shares issued																							27,778
Employment Agreements [Member]
Class of Stock [Line Items]
Number of shares vested																														180,000
Stock-based compensation																															$ 669,215
Unrecognized compensation cost
Employment Agreements [Member] | Vested Ratably Through December 31, 2019 [Member]
Class of Stock [Line Items]
Number of shares vested																														105,000
Jed Kaplan [Member]
Class of Stock [Line Items]
Number of shares of common stock restricted															70,000
Number of common stock shares issued	45,000	320,000
Jed Kaplan [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Number of common stock shares issued																								300,000
Roman Franklin [Member]
Class of Stock [Line Items]
Number of shares of common stock restricted															21,000
Steven Grossman [Member]
Class of Stock [Line Items]
Number of shares of common stock restricted															14,000
William H. Herrmann [Member]
Class of Stock [Line Items]
Number of shares of common stock restricted								23,809
Share price									$ 1.09	$ 1.09
Proceeds from issuance of common stock								$ 25,000
William H. Herrmann [Member] | Restricted Stock [Member]
Class of Stock [Line Items]
Number of shares of common stock restricted								23,809	22,936
William H. Herrmann [Member] | 10% Fixed Convertible Promissory Note [Member]
Class of Stock [Line Items]
Share price									$ 1.09	$ 1.09
Number of shares purchased										22,936
Number of sale of stock, value										$ 25,000
Mr. Franklin [Member]
Class of Stock [Line Items]
Number of common stock shares issued	16,500	271,000
Mr. Franklin [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Number of common stock shares issued																								265,000
Employee and Directors [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Number of common stock shares issued																								192,000
Accredited Investor [Member] | Securities Purchase Agreement [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Debt instrument, face amount																						$ 333,333
Number of common stock shares issued																						33,333
Three Employees [Member]
Class of Stock [Line Items]
Share price																	$ 0.60
Number of common stock shares issued																	180,000
Three Employees [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Share price			$ 1.02	$ 1.02																				$ 1.02
Number of common stock shares issued			67,000
Executive Officer [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Share price			$ 0.87	$ 0.87																				$ 0.87
Number of common stock shares issued			690,000
PLAYLive Nation, Inc [Member]
Class of Stock [Line Items]
Stock issued during period, shares, acquisitions																750,000